Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income
Net income	€ 732,458	€ 894,325	€ 1,219,028
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI		22,705	(25,334)
FVOCI equity investments	18,046	2,883	37,660
Actuarial gain (loss) on defined benefit pension plans	(58,455)	318,595	(15,781)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	16,196	(94,294)	(4,085)
Total	(24,213)	249,889	(7,540)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(607,873)	826,847	1,034,239
FVOCI debt securities	7,299	(44,996)	(9,892)
Gain (loss) related to cash flow hedges	(4,307)	13,583	(1,019)
Cost of hedging	(1,171)	(1,170)	(163)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	254	4,849	1,889
Total	(605,798)	799,113	1,025,054
Other comprehensive income (loss), net of tax	(630,011)	1,049,002	1,017,514
Total comprehensive income	102,447	1,943,327	2,236,542
Comprehensive income attributable to noncontrolling interests	190,022	280,219	339,583
Comprehensive income (loss) attributable to shareholders of FME AG	€ (87,575)	€ 1,663,108	€ 1,896,959